Finance debt (Details) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings		$ 29,228	$ 29,954
Current borrowings and current portion of non-current borrowings		4,129	3,576
Non-current portion of non-current borrowings		25,099	26,378
Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings		5,240	4,908
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings		23,988	25,046
Banking Market [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings		1,304	1,285
Banking Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings		7,471	8,387
Capital Market [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings		3,198	2,896
Capital Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings		14,165	14,061
Development Banks [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	735	723
Other Debt [Member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings		3	4
Other Debt [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings		162	155
Export Credit Agencies [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 2,190	$ 2,443

[1]	It includes BNDES, FINAME and FINEP